Goodwill, Intangible Assets and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill, Intangible Assets and Acquisitions
Schedule of the changes in the Group's goodwill by segment

	Advertising &	Value-added
	Marketing	services	Total

	(In US$ thousands)
Balance as of December 31, 2022	$77,161	$42,990	$120,151
Acquisition of Yunrui	—	48,669	48,669
Currency translation adjustment	(2,331)	(53)	(2,384)
Balance as of December 31, 2023	74,830	91,606	166,436
Currency translation adjustment	(1,894)	(2,319)	(4,213)
Balance as of December 31, 2024	72,936	89,287	162,223
Currency translation adjustment	3,172	3,885	7,057
Balance as of December 31, 2025	$76,108	$93,172	$169,280

Summary of the Group's intangible assets arising from acquisitions

	As of December 31, 2024			As of December 31, 2025
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In US$ thousands)			(In US$ thousands)
Game related	$132,762	$(56,156)	$76,606	$138,537	$(72,277)	$66,260
Technology	10,327	(3,569)	6,758	10,776	(4,533)	6,243
Trademark and domain name	24,738	(8,063)	16,675	25,814	(11,000)	14,814
Others	23,293	(13,551)	9,742	24,306	(15,330)	8,976
Total	$191,120	$(81,339)	$109,781	$199,433	$(103,140)	$96,293

Schedule of estimated amortization expenses

Year Ended December 31,	(In US$ thousands)
2026	$18,238
2027	17,959
2028	17,630
2029	17,031
2030	15,073
Thereafter	10,149
Total expected amortization expense *	$96,080
*	The table above excludes US$0.2 million of indefinite-lived intangible assets which was included in the category of others.

Yunrui
Goodwill, Intangible Assets and Acquisitions
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of October 1, 2023
(In US$ thousands)
Consideration	$30,443
Fair value of previously held equity interest	13,545
Non-controlling interest	37,043
Total	$81,031

Cash and short-term investments acquired	$4,864
Other assets acquired	1,483
Identifiable intangible assets acquired	31,205
Goodwill	48,669
Liabilities assumed	(5,190)
Total	$81,031